SIGNIFICANT ACCOUNTING POLICIES - Summary of Exchange Rates Used to Translate Financial Statements into USD from Euros (Details) - EUR per USD	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of analysis of other comprehensive income by item [line items]
PERIOD END	0.96	0.84
AVERAGE FOR PERIOD	0.92	0.83
BEGINNING OF PERIOD	0.88	0.81
LOW	0.87	0.81
HIGH	0.96	0.85